Related undertakings - Summary of Group's subsidiaries (Detail) - 12 months ended Dec. 31, 2017	$ / shares	£ / shares	$ / shares	$ / shares	R$ / shares	€ / shares	SFr / shares	د.إ / shares	RM / shares	S/ / shares	₨ / shares	$ / shares	$ / shares	$ / shares	MT / shares	₺ / shares	Rp / shares	R / shares	K / shares	/ shares	ZK / shares	FG / shares	₮ / shares	kr / shares	¥ / shares	₩ / shares	$ / shares	د.م. / shares
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Effective Group % ownership	50.00%
One Zero Zero Two Nine Seven Three Four Canada Inc | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	10029734 Canada Inc.
Country of incorporation, Subsidiary	Canada
Share class				$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
One Zero Zero Two Nine Seven Three Four Canada Inc | Canada [member] | Preference shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	10029734 Canada Inc.
Country of incorporation, Subsidiary	Canada
Share class				1.00
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montreal, Montreal Quebec H3B 0E3, Canada
46117 YUKON INC [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	46117 YUKON INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
46117 YUKON INC [member] | Canada [member] | Preference shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	46117 YUKON INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
535630 YUKON INC [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	535630 YUKON INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	c/o Macdonald & Company, 200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
535630 YUKON INC [member] | Canada [member] | Preference shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	535630 YUKON INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	c/o Macdonald & Company, 200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
9230556 CANADA INC [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	9230556 CANADA INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
9230556 CANADA INC [member] | Canada [member] | Preference shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	9230556 CANADA INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
1043802 Ontario Ltd [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	1043802 Ontario Ltd
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	66 Wellington Street West, Suite 4700, Toronto Dominion Bank Tower, Toronto ON M5K 1E6, Canada
Alcan Gove Pty Limited [member] | Australia [member] | Class B shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Gove Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Gove Pty Limited [member] | Australia [member] | Class A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Gove Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
1109723 B.C. Ltd [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	1109723 B.C. Ltd.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	1800 - 510 West Georgia Street, Vancouver BC V6B 0M3, Canada
Four Six One Zero Six Yukon Inc | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	46106 YUKON INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	200-204 Lambert Street, Whitehorse YT Y1A 3T2, Canada
7999674 CANADA INC [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	7999674 CANADA INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
9539549 CANADA INC [member] | Canada [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	9539549 CANADA INC.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Alcan Alumina Ltda. [member] | Quota shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Alumina Ltda.
Country of incorporation, Subsidiary	Brazil
Alcan Alumina Ltda. [member] | Brazil [member] | Quota shares [member] | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Alumina Ltda.
Country of incorporation, Subsidiary	Brazil
Share class | R$ / shares					R$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Avenida Engenheiro Emiliano Macieira, 1—km 18, Pedrinhas, Sao Luis, MA, 65095-603, Brazil
Alcan Asia Limited [member] | Hong Kong [member] | Ordinary shares [Member] | Hong Kong, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Asia Limited.
Country of incorporation, Subsidiary	Hong Kong
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Suite 2802, 28/F, Lippo Centre Tower 2, 89 Queensway, Admiralty, Hong Kong
Alcan Betriebs- und Verwaltungsgesellschaft GmbH [member] | Germany [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Betriebs- und Verwaltungsgesellschaft GmbH
Country of incorporation, Subsidiary	Germany
Share class | € / shares						€ 51.13
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Alusingenplatz 1, D-78221, Singen, Germany
Alcan Chemicals Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Chemicals Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		£ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Alcan Composites Brasil Ltda [member] | Brazil [member] | Ordinary shares [Member] | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Composites Brasil Ltda
Country of incorporation, Subsidiary	Brazil
Share class | R$ / shares					0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Avenida das Nações Unidas, 10.989, 14th floor, Suite 141, São Paulo, 04578-000, Brazil
Alcan Corporation [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Corporation
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 211 East 7th Street, Suite 620, Austin TX 78701-3218, United States
Alcan Farms Limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Farms Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Alcan Finances USA LLC [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Finances USA LLC
Country of incorporation, Subsidiary	United States
Share class	$ 1,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Alcan Gove Development Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Gove Development Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Gove Superannuation Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Gove Superannuation Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Argyle Diamonds Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Argyle Diamonds Limited
Country of incorporation, Subsidiary	Australia
Argyle Diamonds Limited [member] | Australia [member] | Class B shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Argyle Diamonds Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Argyle Diamonds Limited [member] | Australia [member] | Class A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Argyle Diamonds Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Alcan Holdings Australia Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Holdings Australia Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Holdings Australia Pty Limited | Australia [member] | A Class Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Holdings Australia Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Lebensmittelverpackungen GmbH [member] | Germany [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Lebensmittelverpackungen GmbH
Country of incorporation, Subsidiary	Germany
Share class | € / shares						51.13
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Alusingenplatz 1, D-78221, Singen, Germany
Alcan Management Services (Shanghai) Co., Ltd. [member] | China [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Management Services (Shanghai) Co., Ltd.
Country of incorporation, Subsidiary	China
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Unit E, 40F Wheelock Square, No. 1717 West Nanjing Road, Jing’an District, Shanghai, 200040, China
Alcan Holdings Europe B.V | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Holdings Europe B.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares						455.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, Netherlands
Alcan Management Services Canada Limited/Societe de Services de Gestion Alcan Canada Limitee [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Management Services Canada Limited/Societe de Services de Gestion Alcan Canada Limitee
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Alcan Northern Territory Alumina Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Northern Territory Alumina Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Holdings Nederland B.V. | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Holdings Nederland B.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares						4,555.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, Netherlands
Alcan Packaging Canada Limited [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Packaging Canada Limited
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	McCarthy Tetrault LLP, c/o Joanne Pierucci, Suite 5300 Toronto Dominion Bank Tower, Toronto ON M5K 1E6, Canada
Alcan Holdings Switzerland AG (SA/Ltd.) | Switzerland [member] | Registered Shares | Switzerland, Francs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Holdings Switzerland AG (SA/Ltd.)
Country of incorporation, Subsidiary	Switzerland
Share class | SFr / shares							SFr 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Alcan International Network U.S.A. Inc. | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan International Network U.S.A. Inc.
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 80 State Street, Albany NY 12207-2543, United States
Alcan Primary Metal Australia Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Primary Metal Australia Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Primary Products Company LLC [member] | United States [member] | Units Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Primary Products Company LLC
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Alcan Primary Products Corporation [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Primary Products Corporation
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 211 East 7th Street, Suite 620, Austin TX 78701-3218, United States
Alcan Realty Limited/Societe Immobiliere Alcan Limitee [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Realty Limited/Societe Immobiliere Alcan Limitee
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Alcan South Pacific Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan South Pacific Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Alcan Trading AG (SA/Ltd.) [member] | Switzerland [member] | Registered Shares | Switzerland, Francs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Trading AG (SA/Ltd.)
Country of incorporation, Subsidiary	Switzerland
Share class | SFr / shares							1,000
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Alcan Packaging Mhltal Gmbh Co Kg | Germany [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Alcan Packaging Mühltal Gmbh & Co. KG; Germany
Share class | € / shares						51.13
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Alusingenplatz 1, D-78221, Singen, Germany
Aluminium Dunkerque [member] | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Aluminium Dunkerque
Country of incorporation, Subsidiary	France
Share class | € / shares						16.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Aluminium Pechiney [member] | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Aluminium Pechiney
Country of incorporation, Subsidiary	France
Share class | € / shares						16.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	725 rue Aristide Bergès, 38341 Voreppe Cedex, France
Aluminum Company of Canada Limited Aluminium du Canada Limitee [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Aluminum Company of Canada Limited/Aluminium du Canada Limitee
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
AML Properties Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	AML Properties Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Anglesey Aluminium Limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Anglesey Aluminium Limited (Dissolved)
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Anglesey Aluminium Metal Limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Anglesey Aluminium Metal Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
AP Service [member] | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	AP Service
Country of incorporation, Subsidiary	France
Share class | € / shares						15.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	725 rue Aristide Bergès, 38341 Voreppe Cedex, France
Argyle Diamond Mines Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Argyle Diamond Mines Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Argyle Diamonds 2013 Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Argyle Diamonds (2013) Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Australian Coal Holdings Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Australian Coal Holdings Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Australian Coal Holdings Pty Limited | Australia [member] | Class A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Australian Coal Holdings Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Ashton Canada Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Ashton Canada Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	37 Belmont Avenue, Belmont WA 6104, Australia
Borax Rotterdam N.V. [member] | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Borax Rotterdam N.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares						453.78
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Welplaatweg 104, 3197KS, ROTTERDAM –BOTLEK, Netherlands
Ashton Mining Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Ashton Mining Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18, Central Park, 152-158 St Georges Terrace, Perth WA 6000, Australia
British Alcan Aluminium Limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	British Alcan Aluminium Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Ashton Nominees Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Ashton Nominees Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Canning Resources Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Canning Resources Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Capricorn Diamonds Investments Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Capricorn Diamonds Investments Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Cathjoh Holdings Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Cathjoh Holdings Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Australian Mining & Smelting Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Australian Mining & Smelting Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Champlain Reinsurance Company Ltd [member] | Switzerland [member] | Registered Shares | Switzerland, Francs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Champlain Reinsurance Company Ltd
Country of incorporation, Subsidiary	Switzerland
Share class | SFr / shares							1.23
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Beasley River Management Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Beasley River Management Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Channar Management Services Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Channar Management Services Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Beasley River Mining Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Beasley River Mining Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Channar Mining Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Channar Mining Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Borax Espaa S A | SPAIN | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Borax Espana, S.A
Country of incorporation, Subsidiary	Spain
Share class | € / shares						150.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CN 340, Km 954, 12520 NULES, Castellon, Spain
CIA Inmobiliaria e Inversiones Cosmos S.A.C. [member] | PERU | Ordinary shares [Member] | Peru, Nuevos Soles
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	CIA. Inmobiliaria e Inversiones Cosmos S.A.C.
Country of incorporation, Subsidiary	Peru
Share class | S/ / shares										S/ 1,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Av. Santa Maria No. 110 Urb. Miraflores – MIRAFLORES – LIMA, Peru
Borax Europe Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Borax Europe Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		0.25
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Borax Francais | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Borax Francais
Country of incorporation, Subsidiary	France
Share class | € / shares						2.75
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	89 Route de Bourbourg, 59210, Coudekerque-Branche, France
Compania de Transmision Sierraoriente S.A.C [member] | PERU | Ordinary shares [Member] | Peru, Nuevos Soles
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Compania de Transmision Sierraoriente S.A.C.
Country of incorporation, Subsidiary	Peru
Share class | S/ / shares										1,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Av. Santa Maria No. 110 Urb. Miraflores – MIRAFLORES – LIMA, Peru
Borax Malaysia Sdn Bhd | MALAYSIA | Ordinary shares [Member] | Malaysia, Ringgits
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Borax Malaysia Sdn Bhd
Country of incorporation, Subsidiary	Malaysia
Share class | RM / shares									RM 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 7, Menara Milenium, Jalan Damanlela, Pusat Bandar Damansara, Damansara Heights 50490 Kuala Lumpur, Malaysia
CRA Exploration (India) Private Limited [member] | India [member] | Ordinary shares [Member] | India, Rupees
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	CRA Exploration (India) Private Limited
Country of incorporation, Subsidiary	India
Share class | ₨ / shares											₨ 10.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Apartment No.100 A/5, Ground Floor, The Capital Court, Olof Palme Marg, Munirka, NEW DELHI 110067, India
CRA Investments Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	CRA Investments Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
CRA Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	CRA Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Daybreak Development LLC [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Daybreak Development LLC
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Daybreak Property Holdings LLC [member] | United States [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Daybreak Property Holdings LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	100.00%
Registered office address	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Daybreak Secondary Water Distribution Company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Daybreak Secondary Water Distribution Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Daybreak Water Holding LLC [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Daybreak Water Holding LLC
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
DB Medical I LLC [member] | United States [member] | Units Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	DB Medical I LLC
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
DBVC1 LLC [member] | United States [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	DBVC1 LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	100.00%
Registered office address	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Diavik Diamond Mines (2012) Inc. [Member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Diavik Diamond Mines (2012) Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Compagnie Generale Delectrolyse Du Palais [member] | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Compagnie Generale D'electrolyse Du Palais
Country of incorporation, Subsidiary	France
Share class | € / shares						0.94
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
East Kalimantan Coal Pte. Ltd | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	East Kalimantan Coal Pte. Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
East Kalimantan Coal Pte. Ltd | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	East Kalimantan Coal Pte. Ltd
Country of incorporation, Subsidiary	Singapore
Share class												$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Hail Creek Coal Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hail Creek Coal Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Hamersley Exploration Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Exploration Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Eastland Management Inc. | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Eastland Management Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Hamersley HMS Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley HMS Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Electric Power Generation Limited | NEW ZEALAND | Ordinary shares [Member] | New Zealand, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Electric Power Generation Limited
Country of incorporation, Subsidiary	New Zealand
Share class													$ 1
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Tiwai Road , Southland via Intercargill, New Zealand
Hamersley Holdings Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Holdings Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Empresa de Mineracao Finesa Ltda | Brazil [member] | Quotas Shares | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Empresa de Mineracao Finesa Ltda.
Country of incorporation, Subsidiary	Brazil
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	SIA, Trecho 2, Lotes 710/720, Brasilia DF, Brazil
Hamersley Iron Yandi Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley IronYandi Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley Iron Yandi Pty Limited [member] | Australia [member] | Class B Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Iron Yandi Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley Iron Yandi Pty Limited [member] | Australia [member] | Class C Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Iron Yandi Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Falcon Insurance Ltd | MALTA | Class B Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Falcon Insurance Ltd
Country of incorporation, Subsidiary	Malta
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	No 7, 4th Floor, Block C, Skyway Offices,179 Marina Street, Pieta , PTA 9042, Malta
Falcon Insurance Ltd | MALTA | A Ordinary Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Falcon Insurance Ltd
Country of incorporation, Subsidiary	Malta
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	No 7, 4th Floor, Block C, Skyway Offices, 179 Marina Street, Pieta , PTA 9042, Malta
Flambeau Mining Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Flambeau Mining Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Hamersley Iron Pty Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Iron Pty Limited
Country of incorporation, Subsidiary	Australia
Hamersley Iron Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Iron Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Fundsprops Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Fundsprops Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Hamersley Resources Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Resources Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hamersley Resources Limited [member] | Australia [member] | Z Class Ordinary Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley Resources Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Gladstone Infrastructure Pty Ltd | Australia [member] | Class G Redeemable Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Gladstone Infrastructure Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Gladstone Infrastructure Pty Ltd | Australia [member] | A Class Ordinary Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Gladstone Infrastructure Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Hamersley WA Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hamersley WA Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Gove Aluminium Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Gove Aluminium Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Gove Aluminium Ltd | Australia [member] | A Non Redeemable Preference Share | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Gove Aluminium Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Gove Aluminium Ltd | Australia [member] | A Redeemable Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Gove Aluminium Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Henlopen Manufacturing Co Inc [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Henlopen Manufacturing Co., Inc
Country of incorporation, Subsidiary	United States
Share class	$ 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 80 State Street, Albany NY 12207-2543, United States
High Purity Iron Inc [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	High Purity Iron Inc
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
G P S Energy Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	GPS Energy Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
G P S Nominee Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	GPS Nominee Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
G P S Power Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	GPS Power Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
HIsmelt Corporation Pty Limited [member] | Australia [member] | Class A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	HIsmelt Corporation Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Hunter Valley Resources Pty Ltd | Australia [member] | A Class Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hunter Valley Resources Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Hunter Valley Resources Pty Ltd | Australia [member] | B Class Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Hunter Valley Resources Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Kennecott Royalty Company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Royalty Company
Country of incorporation, Subsidiary	United States
Share class	$ 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Services Company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Services Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
I E A Coal Research Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	IEA Coal Research Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Apsley House, Third Floor, 176 Upper Richmond Road, London, SW15 2SH, United Kingdom
Kennecott Uranium Company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Uranium Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
I E A Environmental Projects Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	IEA Environmental Projects Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	IEAGHG, Pure Offices Cheltenham Office Park, Hatherley Lane, Cheltenham, GL51 6SH, United Kingdom
Kennecott Utah Copper LLC [member] | United States [member] | Units Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Utah Copper LLC
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Industrias Metalicas Castello S A | SPAIN | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Industrias Metalicas Castello S.A
Country of incorporation, Subsidiary	Spain
Share class | € / shares						6.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Calle Tuset 10, 08006, Barcelona, Catalogna, Spain
Kennecott Water Distribution LLC [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Water Distribution LLC
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Integrity Land And Cattle L L C | United States [member] | Units Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Integrity Land and Cattle LLC
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 2338 W. Royal Palm Road, Suite J, Phoenix AZ 85021
Kestrel Coal Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kestrel Coal Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Itallumina Srl | ITALY | Quotas Shares | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Itallumina Srl
Country of incorporation, Subsidiary	Italy
Share class | € / shares						1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Viale Castro Pretorio 122, 00185, Roma, Italy
Kestrel Coal Sales Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kestrel Coal Sales Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Johcath Holdings Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Johcath Holdings Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Kutaibar Holdings Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kutaibar Holdings Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Juna Station Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Juna Station Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Kalimantan Gold Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kalimantan Gold Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Kalteng Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kalteng Pty. Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Kalteng Pty Ltd | Australia [member] | Class B Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kalteng Pty. Ltd
Country of incorporation, Subsidiary	Australia
Share class			$ 1.00
% of share class held by Group companies	100.00%
Kalteng Pty Ltd | Australia [member] | A Class Ordinary Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kalteng Pty. Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	37 Belmont Avenue, Belmont WA 6104, Australia
Kelian Investment Limited [member] | Virgin Islands, British [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kelian Investment Limited
Country of incorporation, Subsidiary	British Virgin Islands
Effective Group % ownership	100.00%
Registered office address	Woodbourne Hall, Road Town, Tortola, British Virgin Islands
Kelian Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kelian Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Kembla Coal And Coke Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kembla Coal & Coke Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Kennecott Barneys Canyon Mining Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Barneys Canyon Mining Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Exploration Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Exploration Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Exploration Mexico, S.A. de C.V | MEXICO | Ordinary shares [Member] | Mexico, Pesos
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Exploration Mexico, S.A. de C.V
Country of incorporation, Subsidiary	Mexico
Share class														$ 1,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Felix Berenguer 125 – 4,Col.Lomas Virreyes, Distrito Federal, 11000, Mexico
Kennecott Holdings Corporation | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Holdings Corporation
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Land Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Land Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Land Investment Company L L C | United States [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Land Investment Company LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Molybdenum Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Molybdenum Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Nevada Copper Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Nevada Copper Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Kennecott Ridgeway Mining Company | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Kennecott Ridgeway Mining Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Lawson Mardon Flexible Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Lawson Mardon Flexible Limited;
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Lawson Mardon Smith Brothers Ltd | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Lawson Mardon Smith Brothers Ltd.;
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Metallwerke Refonda A G | Switzerland [member] | Bearer Shares | Switzerland, Francs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Metallwerke Refonda AG;
Country of incorporation, Subsidiary	Switzerland
Share class | SFr / shares							SFr 125
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Herostrasse 9, P.O. Box 1954, CH-8048 Zürich, Switzerland
Metals And Minerals Insurance Pte Limited | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Metals & Minerals Insurance Pte. Limited;
Country of incorporation, Subsidiary	Singapore
% of share class held by Group companies	100.00%
Metals And Minerals Insurance Pte Limited | Singapore [member] | Redeemable Preference Shares | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Metals & Minerals Insurance Pte. Limited;
Country of incorporation, Subsidiary	Singapore
Share class	$ 125
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	2 Shenton Way, #2601, SGX Centre 1, Singapore 068804, Singapore
Mineracao Tabuleiro Ltda | Brazil [member] | Quota shares [member] | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Mineracao Tabuleiro Ltda;
Country of incorporation, Subsidiary	Brazil
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	SIA, Trecho 2, Lotes 690/720, Brasilia DF, Brazil
Norgold Pty Limited One | Australia [member] | Redeemable Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Norgold Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Minera Kennecott, S.A.de C.V. | MEXICO | Series B Share [member] | Mexico, Pesos
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Minera Kennecott, S.A.de C.V.;
Country of incorporation, Subsidiary	Mexico
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Florencia 57,Piso 3,Col.Juarez, Delegacion Cuauhtemoc, Mexico, D.F., 06600, Mexico
Mitchell Plateau Bauxite Co Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Mitchell Plateau Bauxite Co. Pty. Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Mount Bruce Mining Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Mount Bruce Mining Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Mount Pleasant Project [Member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Mount Pleasant Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Mutamba Mineral Sands S.A. [member] | MOZAMBIQUE | Ordinary shares [Member] | Mozambique, Meticais
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Mutamba Mineral Sands S.A.;
Country of incorporation, Subsidiary	Mozambique
Share class | MT / shares															MT 100
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Avenida 24 de Julho, no. 3412, Bairro da Polana Cimento, Maputo City, Mozambique
Nbh Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	NBH Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Norgold Pty Limited Three | Australia [member] | Redeemable Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Gold (W.A.) Pty Ltd; Australia
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Nhulunbuy Corporation Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Nhulunbuy Corporation Limited;
Country of incorporation, Subsidiary	Australia
Effective Group % ownership	100.00%
Registered office address	19 Westal Street, Nhulunbuy NT 0880, Australia
North Ioc Bermuda Limited | BERMUDA | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North IOC (Bermuda) Holdings Limited;
Country of incorporation, Subsidiary	Bermuda
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Clarendon House, 2 Church Street, Hamilton, HM 11, Bermuda
North Ioc Bermuda Limited | BERMUDA | Class A Ordinary Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North IOC (Bermuda) Limited;
Country of incorporation, Subsidiary	Bermuda
Share class	$ 143.64
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Clarendon House, 2 Church Street, Hamilton, HM 11, Bermuda
North Ioc Bermuda Limited | BERMUDA | Preference shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North IOC (Bermuda) Limited;
Country of incorporation, Subsidiary	Bermuda
Share class	$ 100,000.00
% of share class held by Group companies	100.00%
Norgold Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Norgold Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North I O C Bermuda Limited One | BERMUDA | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North IOC (Bermuda) Limited;
Country of incorporation, Subsidiary	Bermuda
Share class	$ 1.00
% of share class held by Group companies	100.00%
Norgold Pty Limited Two | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Gold (W.A.) Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North Insurances Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Insurances Pty. Ltd.;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
North Ioc Holdings Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North IOC Holdings Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North Mining Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Mining Limited
Country of incorporation, Subsidiary	Australia
North Mining Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Mining Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
North Mining Limited [member] | Australia [member] | Redeemable Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	North Mining Limited; Australia
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Pacific Aluminium New Zealand Limited | NEW ZEALAND | Ordinary shares [Member] | New Zealand, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pacific Aluminium (New Zealand) Limited;
Country of incorporation, Subsidiary	New Zealand
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 6, 109 Featherston Street, Wellington, 6011, New Zealand
Pacific Aluminium Bell Bay Sales Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pacific Aluminium Bell Bay Sales Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Pacific Aluminium Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pacific Aluminium Pty. Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Pacific Aluminium Services Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pacific Aluminium Services Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, 123 Albert Street, Brisbane QLD 4000, Australia
Pacific Coast Mines Inc | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pacific Coast Mines, Inc.;
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Aviatube Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Aviatube Limited;
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Pechiney Batiment | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Bâtiment;
Country of incorporation, Subsidiary	France
Share class | € / shares						15.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	725 rue Aristide Bergès, 38341 Voreppe Cedex, France
Pechiney Becancour Inc | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Becancour, Inc
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Cast Plate, Inc. [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Cast Plate, Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Consolidated Australia Pty Limited [member] | Australia [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Consolidated Australia Pty Limited
Country of incorporation, Subsidiary	Australia
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Pechiney Consolidated Australia Pty Limited [member] | Australia [member] | Preference shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Consolidated Australia Pty Limited
Country of incorporation, Subsidiary	Australia
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Pechiney Dis Ticaret Limited Sirketi [member] | TURKEY | Ordinary shares [Member] | Turkey, New Lira
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Dis Ticaret Limited Sirketi
Country of incorporation, Subsidiary	Turkey
Share class | ₺ / shares																₺ 25.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Karakoy Haci Mimi Mah. Vekil Harc Sok. 10 Kat 4, Beyoglu, Istanbul, Turkey
Pechiney Holdings, Inc. [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Holdings, Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Metals LLC [member] | United States [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Metals LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Pechiney Plastic Packaging, Inc. [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Plastic Packaging, Inc.
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Richards Bay Mining Holdings (Proprietary) Limited [member] | SOUTH AFRICA | A Ordinary Shares | South Africa, Rand
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Richards Bay Mining Holdings (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares																		R 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Richards Bay Mining Holdings (Proprietary) Limited [member] | SOUTH AFRICA | B ordinary shares [member] | South Africa, Rand
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Richards Bay Mining Holdings (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares																		1.00
% of share class held by Group companies	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Pechiney Sales Corporation [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pechiney Sales Corporation
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Peko Exploration Pty Ltd. [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Peko Exploration Pty Ltd.
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	37 Belmont Avenue, Belmont WA 6104, Australia
Peko Wallsend Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Peko-Wallsend Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Richards Bay Titanium (Proprietary) Limited [member] | B ordinary shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Richards Bay Titanium (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Richards Bay Titanium (Proprietary) Limited [member] | SOUTH AFRICA | A Ordinary Shares | South Africa, Rand
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Richards Bay Titanium Holdings (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares																		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Richards Bay Titanium (Proprietary) Limited [member] | SOUTH AFRICA | B ordinary shares [member] | South Africa, Rand
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Richards Bay Titanium Holdings (Proprietary) Limited
Country of incorporation, Subsidiary	South Africa
Share class | R / shares																		1.00
% of share class held by Group companies	100.00%
Registered office address	The Farm RBM, Number 16317, KwaZulu-Natal, South Africa
Pilbara Iron Company (Services) Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pilbara Iron Company (Services) Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Pilbara Iron Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Pilbara Iron Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Port d'Ehoala S.A. [Member] | Madagascar [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Port d’Ehoala S.A.
Country of incorporation, Subsidiary	Madagascar
Share class	$ 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Immeuble ASSIST, Ivandry , Lot N°35, 5ème étage, 101 Antananarivo , Antananarivo, Madagascar
Project Generation Group Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Project Generation Group Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
PSZ Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	PSZ Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
PT Alcan Packaging Flexipack [member] | Indonesia [member] | Ordinary shares [Member] | Indonesia, Rupiahs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	PT Alcan Packaging Flexipack
Country of incorporation, Subsidiary	Indonesia
Share class | Rp / shares																	Rp 1,000,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Rio Tinto Consultants [member] | Indonesia [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	PT Rio Tinto Consultants
Country of incorporation, Subsidiary	Indonesia
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Rio Tinto Exploration [member] | Indonesia [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	PT Rio Tinto Exploration
Country of incorporation, Subsidiary	Indonesia
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	15th Floor, Menara Anugrah, Kantor Taman E3.3, Jalan DR. Ide Anak Agung Gde Agung Lot 8.6-8.7, Jakarta, 12950, Indonesia
PT Rio Tinto Indonesia | Indonesia [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	PT Rio Tinto Indonesia
Country of incorporation, Subsidiary	Indonesia
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
PT Rio Tinto Irja [member] | Indonesia [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	PT Rio Tinto Irja
Country of incorporation, Subsidiary	Indonesia
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	31st Floor, Menara BTPN, Jl. Dr. Ide Anak Agung Gde Agung Lot 5.5-5.6, Mega Kuningan, Jakarta, 12950, Indonesia
QIT Madagascar Minerals Ltd [member] | BERMUDA | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	QIT Madagascar Minerals Ltd
Country of incorporation, Subsidiary	Bermuda
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Canon’s Court, 22 Victoria Street, Hamilton, HM 12, Bermuda
Queensland Coal Pty Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Queensland Coal Pty Limited
Country of incorporation, Subsidiary	Australia
Queensland Coal Pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Queensland Coal Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Quimicae Metalurgica Mequital Ltda | Brazil [member] | Ordinary shares [Member] | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Quimica e Metalurgica Mequital Ltda
Country of incorporation, Subsidiary	Brazil
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Av. das Nacoes Unida, 12551 19o, andar, CJ 1911, 04578-000, Sao Paulo, SP, Brazil
Ranges Management Company Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Ranges Management Company Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Ranges Mining Pty Ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Ranges Mining Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Resolution Copper Company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Resolution Copper Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio de Contas Desenvolvimentos Minerais Ltda [member] | Brazil [member] | Quota shares [member] | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio de Contas Desenvolvimentos Minerais Ltda
Country of incorporation, Subsidiary	Brazil
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Rua Coronel Durval Matos, S/N. Centro, Municipio de Jaguaquara, Estado da Bahia, CEP45345-000, Brazil
Rio tinto (commercial paper) limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto (Commercial Paper) Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Santa Rita Empreenimentos Particiacoes Ltda | Brazil [member] | Quota shares [member] | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Santa Rita Empreenimentos e-Particiacoes Ltda
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	SIA, Trecho 2, Lotes 690/720, Brasilia, DF, Brazil
Rio tinto (hong kong) ltd [member] | Hong Kong [member] | Ordinary shares [Member] | Hong Kong, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto (Hong Kong) Ltd
Country of incorporation, Subsidiary	Hong Kong
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Suite 2802, 28/F, Lippo Centre Tower 2, 89 Queensway, Admiralty, Hong Kong
Rio Sava Exploration DOO [member] | Serbia
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Sava Exploration DOO
Country of incorporation, Subsidiary	Serbia
Effective Group % ownership	100.00%
Registered office address	Resavska 23, 11000 Beograd, Beograd, 11000, Serbia
Rio tinto mauritius pty limited [member] | MAURITIUS | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto (Mauritius) Pty Limited
Country of incorporation, Subsidiary	Mauritius
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6th Floor, Tower A, 1 Cybercity, Ebene, Mauritius
Rio tinto advisory services pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Advisory Services Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio tinto alcan fund inc [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Alcan Fund Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Alcan Inc | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Alcan Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto alcan international ltd or rio tinto alcan international ltee [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Alcan International Ltd. / Rio Tinto Alcan International Ltee
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto alcan middle east dmcc [member] | UNITED ARAB EMIRATES | Ordinary shares [Member] | United Arab Emirates, Dirhams
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Alcan Middle East DMCC
Country of incorporation, Subsidiary	United Arab Emirates
Share class | د.إ / shares								د.إ 1,000
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Gold Tower, Jlt Cluster I, 8th Floor, Unit E, Dubai, PO BOX 340801, United Arab Emirates
Rio tinto alcan technology pty ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Alcan Technology Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio tinto aluminium (bell bay) limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Aluminium (Bell Bay) Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Pacific Aluminium, Level 3, 500 Queen Street, Brisbane QLD 4000, Australia
Rio tinto aluminium (bell bay) limited [member] | Australia [member] | Seven Point Five Percentage Cumulative Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Aluminium (Bell Bay) Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, Level 3, 500 Queen Street, Brisbane QLD 4000, Australia
Rio Tinto Almazpoisk LLC [member] | Russian Federation [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Almazpoisk LLC
Effective Group % ownership	100.00%
Registered office address	3, Aleksandra Lukyanova, 105066, Moscow, Russian Federation
Rio Tinto Aluminium (Holdings) Limited [member] | Ordinary shares [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Aluminium (Holdings) Limited
Country of incorporation, Subsidiary	Australia
Rio Tinto Aluminium (Holdings) Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Aluminium (Holdings) Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio tinto aluminium limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Aluminium Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio tinto america holdings inc [member] | United States [member] | Class A common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto America Holdings Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio tinto america holdings inc [member] | United States [member] | Series A Preference Stock | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto America Holdings Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 100.00
% of share class held by Group companies	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio tinto america inc [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto America Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio tinto asia ltd [member] | Hong Kong [member] | Ordinary shares [Member] | Hong Kong, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Asia Ltd
Country of incorporation, Subsidiary	Hong Kong
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Suite 2802, 28/F, Lippo Centre Tower 2, 89 Queensway, Admiralty, Hong Kong
Rio tinto asia pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Asia Pty. Limited.
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio tinto asia pty Limited [member] | Australia [member] | Class A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Asia Pty. Limited.
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio tinto aum company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto AuM Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio tinto australian holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Australian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio tinto australian holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Australian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto bahia holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Bahia Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto base metals pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Base Metals Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio tinto brazilian holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Brazilian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto brazilian holdings limited [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Brazilian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio Tinto brazilian Investments Limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Brazilian Investments Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto brazilian Investments Limited [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Brazilian Investments Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio tinto canada diamond operation management inc [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Diamond Operation Management Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Rio tinto canada inc [member] | Canada [member] | Class B Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto canada inc [member] | Canada [member] | Class C Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montreal, Montreal Quebec H3B 0E3, Canada
Rio tinto canada inc [member] | Canada [member] | Class D Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montreal, Montreal Quebec H3B 0E3, Canada
Rio tinto canada inc [member] | Canada [member] | Class J Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montreal, Montreal Quebec H3B 0E3, Canada
Rio tinto canada inc [member] | Canada [member] | Class K Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montreal, Montreal Quebec H3B 0E3, Canada
Rio Tinto Canada Management Inc Or Rio Tinto Gestion Canada Inc | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Management Inc./ Rio Tinto Gestion Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto desenvolvimentos minerais ltda [member] | Brazil [member] | Quotas Shares | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Desenvolvimentos Minerais LTDA.
Country of incorporation, Subsidiary	Brazil
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	SIG Quadra 04, Lote 175, Torre A, Salas 106 a 109, Edificio Capital Financial Center, Brasilia, CEP 70610-440, Brazil
Rio tinto diamonds and minerals canada holding inc [member] | Canada [member] | Class B Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds and Minerals Canada Holding Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Rio tinto diamonds and minerals canada holding inc [member] | Canada [member] | Class A dividend rights [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds and Minerals Canada Holding Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Rio tinto diamonds and minerals canada holding inc [member] | Canada [member] | Class C voting rights [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds and Minerals Canada Holding Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Rio tinto diamonds and minerals canada holding inc [member] | Canada [member] | Class P one preferred shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds and Minerals Canada Holding Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	300-5201 50th Avenue, PO Box 2498, Yellowknife NT X1A 2P8, Canada
Rio Tinto Canada Uranium Corporation | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Canada Uranium Corporation
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Coal Clermont Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Coal (Clermont) Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Coal Australia Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Coal Australia Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio Tinto Coal Investments Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Coal Investments Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio tinto diamonds limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Coal Nsw Holdings Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Coal NSW Holdings Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rio tinto diamonds netherlands b v [member] | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds Netherlands B.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares						500.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Welplaatweg 104, 3197 KS , Botlek-Rotterdam, The Netherlands, Netherlands
Rio tinto diamonds nv [member] | BELGIUM | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Diamonds NV
Country of incorporation, Subsidiary	Belgium
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Hoveniersstraat 53, 2018 Antwerp, Belgium
Rio tinto eastern investments b v [member] | NETHERLANDS | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Eastern Investments B.V.
Country of incorporation, Subsidiary	Netherlands
Share class | € / shares						13,418,899,730
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto energy america inc [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Energy America Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio tinto energy limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Energy Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto escondida limited [member] | BERMUDA | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Escondida Limited
Country of incorporation, Subsidiary	Bermuda
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	22 Canon’s Court, Victoria Street, Hamilton, HM 12, Bermuda
Rio tinto european holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto European Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto exploration (asia) holdings pte. ltd [member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration (Asia) Holdings Pte. Ltd.
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio tinto exploration (png) limited [member] | Papua New Guinea [member] | Ordinary shares [Member] | Papua New Guinea, Kina
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration (PNG) Limited
Country of incorporation, Subsidiary	Papua New Guinea
Share class | K / shares																			K 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	c/o BDO Accountants, Section 15, Lot 15, Bernal Street, National Capital District, Papua New Guinea
Rio tinto exploration and mining (india) private limited [member] | India [member] | Ordinary shares [Member] | India, Rupees
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration and Mining (India) Private Limited
Country of incorporation, Subsidiary	India
Share class | ₨ / shares											10.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	21st Floor, DLF Building No.5, Tower A, DLF Cyber City, Phase –III, Gurgaon, Haryana, 122002, India
Rio tinto exploration canada inc [member] | Canada [member] | Class B shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Canada Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto exploration canada inc [member] | Canada [member] | Class A shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Canada Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto exploration canada inc [member] | Canada [member] | Class C Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Canada Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto exploration canada inc [member] | Canada [member] | Class D Shares | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Canada Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto exploration canada inc [member] | Canada [member] | Class E Preferred Shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Canada Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto exploration gabon sa [member] | Gabon [member] | Ordinary shares [Member] | Communaute Financiere Africaine BEAC, Francs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Gabon SA
Country of incorporation, Subsidiary	Gabon
Share class | / shares																				10,000
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	C/O NEW ACE Baker Tilly, Quartier Louis – Quaben,Libreville,B.P :3981 ,Gabon
Rio tinto exploration india private limited [member] | India [member] | Ordinary shares [Member] | India, Rupees
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration India Private Limited
Country of incorporation, Subsidiary	India
Share class | ₨ / shares											10.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Apartment No.100 A/5, Ground Floor, The Capital Court, Olof Palme Marg, Munirka, NEW DELHI 110067, India
Rio tinto exploration kazakhstan llp [member] | Kazakhstan [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Kazakhstan LLP
Country of incorporation, Subsidiary	Kazakhstan
Effective Group % ownership	100.00%
Registered office address	Dostyk 310/G, Almaty, 050020, Kazakhstan
Rio tinto exploration pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	37 Belmont Avenue, Belmont WA 6104, Australia
Rio tinto exploration pty limited [member] | Australia [member] | Class B shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	37 Belmont Avenue, Belmont WA 6104, Australia
Rio tinto exploration pty limited [member] | Australia [member] | Class C Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	37 Belmont Avenue, Belmont WA 6104, Australia
Rio tinto exploration zambia limited [member] | Zambia [member] | Ordinary shares [Member] | Zambia, Kwacha
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Exploration Zambia Limited
Country of incorporation, Subsidiary	Zambia
Share class | ZK / shares																					ZK 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Plot 3827, Parliament Road, Olympia, Lusaka,Zambia
Rio Tinto Fer et Titane Inc. [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Fer et Titane Inc.
Country of incorporation, Subsidiary	Canada
Rio Tinto Fer et Titane Inc. [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Fer et Titane inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Registered office address	1625 Route Marie-Victorin, Sorel-Tracy QC J3R 1M6, Canada
Rio Tinto Fer et Titane Inc. [member] | Canada [member] | Preference shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Fer et Titane inc.
Country of incorporation, Subsidiary	Canada
Share class				0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	1625 Route Marie-Victorin, Sorel-Tracy QC J3R 1M6, Canada
Rio tinto holdings llc [member] | Mongolia [Member] | Ordinary shares [Member] | Mongolia, Tugriks
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Holdings LLC
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares																							₮ 20,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Monnis Tower 13th floor, Chinggis Avenue-15, SBD, Ulaanbaatar-14240, Mongolia
Rio tinto hydrogen energy australia pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Hydrogen Energy Australia Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000,Australia
Rio Tinto FH Limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto FH Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto hydrogen energy llc [member] | United States [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Hydrogen Energy LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Finance (USA) Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Finance (USA) Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio tinto iceland ltd [member] | Iceland [member] | Registered Shares | Iceland, Kronur
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iceland Ltd.
Country of incorporation, Subsidiary	Iceland
Share class | kr / shares																								kr 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	P.O. Box 244, IS-222, Hafnarfjördur, Iceland
Rio Tinto Finance USA plc [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Finance (USA) plc
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto india private limited [member] | India [member] | Ordinary shares [Member] | India, Rupees
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto India Private Limited
Country of incorporation, Subsidiary	India
Share class | ₨ / shares											₨ 10.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Apartment No.100 A/5, Ground Floor, The Capital Court, Olof Palme Marg, Munirka, NEW DELHI 110067, India
Rio Tinto PACE Canada Inc./Gestion Rio Tinto PACE Canada Inc.[member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto PACE Canada Inc./Gestion Rio Tinto PACE Canada Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Indonesian Holdings Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Indonesian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Indonesian Holdings Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Indonesian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Finance Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Finance Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000,Australia
Rio Tinto Finance plc [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Finance plc
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Rio Tinto Finance plc [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Finance plc
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto international holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto International Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto international trading shanghai co ltd [member] | China [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto International Trading (Shanghai) Co Ltd
Country of incorporation, Subsidiary	China
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Room 1615-3, No. 1 Jilong Road, China (Shanghai) Pilot Free Trade Zone, Shanghai, 200031, China
Rio Tinto France S.A.S [member] | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto France S.A.S
Country of incorporation, Subsidiary	France
Share class | € / shares						15.25
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400,Courbevoie, France
Rio tinto investments one pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Investments One Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rio Tinto Global Employment Company Pte. Ltd. [member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Global Employment Company Pte. Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio tinto investments two pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Investments Two Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rio Tinto Guinee S.A [Member] | Guinea [member] | Ordinary shares [Member] | Guinea, Francs
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Guinee S.A
Share class | FG / shares																						FG 100,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Route de la Corniche Nord, Cité Ministérielle—Rue DI 256 Quartier Landréah, Commune de Dixinn—BP 99,Conakry, Guinea
Rio tinto iron and titanium suzhou co ltd [member] | China [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron & Titanium (Suzhou) Co., Ltd
Country of incorporation, Subsidiary	China
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	418 Nanshi Street, Suzhou Industrial Park, Suzhou,215021, China
Rio tinto iron and titanium gmbh [member] | Germany [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron & Titanium GmbH
Country of incorporation, Subsidiary	Germany
Effective Group % ownership	100.00%
Registered office address	Mergenthalerallee 77, D-65760, Eschborn, (Frankfurt am Main), Germany
Rio tinto iron and titanium holdings gmbh [member] | Germany [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron & Titanium Holdings GmbH
Country of incorporation, Subsidiary	Germany
Effective Group % ownership	100.00%
Registered office address	Mergenthalerallee 77, D-65760, Eschborn, (Frankfurt am Main), Germany
Rio tinto iron and titanium limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron & Titanium Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto iron and titanium canada inc and rio tinto fer et titane canada inc [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron and Titanium Canada Inc./Rio Tinto Fer et Titane Canada Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	1625 Route Marie-Victorin, Sorel-Tracy QC J3R 1M6, Canada
Rio tinto iron ore asia pte ltd [member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron Ore Asia Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio tinto iron ore atlantic limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron Ore Atlantic Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto iron ore europe sas [member] | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron Ore Europe S.A.S.
Country of incorporation, Subsidiary	France
Share class | € / shares						100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400,Courbevoie, France
Rio Tinto Iron Ore Trading China Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Iron Ore Trading China Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Jersey Holdings Two Thousand And Ten Limited | JERSEY | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Jersey Holdings 2010 Limited
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	22 Grenville Street, St Helier, JE4 8PX, Jersey
Rio Tinto Minerals Exploration Beijing Co Ltd | China [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Minerals Exploration (Beijing) Co., Ltd
Country of incorporation, Subsidiary	China
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Units 15 - 16, 18/F, China World Office Building 2, No. 1 Jianguomenwai Dajie, Chaoyang District, Beijing, China
Rio Tinto Japan Ltd | Japan [member] | Ordinary shares [Member] | Japan, Yen
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Japan Ltd
Country of incorporation, Subsidiary	Japan
Share class | ¥ / shares																									¥ 500
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	8th Floor, Kojimachi Diamond Building, 1 Kojimachi 4-chome, Chiyoda-ku, Tokyo 102-0083, Japan
Rio tinto minerals inc [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Minerals Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 15 West South Temple, Suite 1701, Salt Lake City UT 84101, United States
Rio Tinto Logistic Services Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Logistic Services Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000,Australia
Rio tinto mining and exploration inc [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Mining and Exploration Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Korea Ltd | KOREA, REPUBLIC OF | Ordinary shares [Member] | Korea (South), Won
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Korea Ltd
Country of incorporation, Subsidiary	Republic of Korea
Share class | ₩ / shares																										₩ 10,000.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	2nd Floor, JS Tower, 6 Teheran-ro 79-gil,Gangnam-Gu, Seoul, 135-877, Republic of Korea
Rio Tinto London Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto London Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Mining And Exploration Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Mining and Exploration Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Mining And Exploration Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Mining and Exploration Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Management Services South Africa Proprietary Ltd | SOUTH AFRICA | Ordinary shares [Member] | South Africa, Rand
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Management Services South Africa (Proprietary) Ltd
Country of incorporation, Subsidiary	South Africa
Share class | R / shares																		2.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	1 Harries Road, Illovo, Sandton, 2196, Sandton,South Africa, 2196, South Africa
Rio Tinto Marketing Pte Limited [Member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Marketing Pte Limited [Member] | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Marketing Pte. Ltd
Country of incorporation, Subsidiary	Singapore
Share class												1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio tinto mining and exploration sac [member] | PERU | Ordinary shares [Member] | Peru, Nuevos Soles
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Mining and Exploration S.A.C.
Country of incorporation, Subsidiary	Peru
Share class | S/ / shares										0.5
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Calle General Borgono N 1034, Miraflores, Lima 18, Peru
Rio tinto namibian holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Namibian Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Marketing Services Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Marketing Services Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto nickel company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Nickel Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Medical Plan Trustees Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Medical Plan Trustees Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto nominees limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Nominees Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Metals Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Metals Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Metals Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Metals Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto ot management limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto OT Management Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto overseas holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Overseas Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio tinto overseas holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Overseas Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Minera Peru Limitada Sac | PERU | Ordinary shares [Member] | Peru, Nuevos Soles
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Minera Peru Limitada SAC
Country of incorporation, Subsidiary	Peru
Share class | S/ / shares										S/ 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Av. La Paz 1049, Oficina 501, Lima 18, Peru
Rio Tinto Mineracao Do Brasil Ltda | Brazil [member] | Quotas Shares | Brazil, Brazil Real
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Mineracao do Brasil Ltda
Country of incorporation, Subsidiary	Brazil
Share class | R$ / shares					R$ 1
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	SIG Quadra 04, Lote 175, Torre A, Salas 106 a 109,Edificio Capital Financial Center, Brasilia, Brasilia,CEP 70610-440, Brazil
Rio tinto pension investments limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Pension Investments Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Minerals Asia Pte Ltd | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Minerals Asia Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Minerals Asia Pte Ltd | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Minerals Asia Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class												1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio tinto peru limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Peru Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto potash management inc and rio tinto potasse management inc [member] | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Potash Management Inc./Rio Tinto Potasse Management Inc.
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio Tinto Minerals Development Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Minerals Development Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		0.25
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio tinto procurement singapore pte ltd [member] | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Procurement (Singapore) Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Pte Ltd [Member] | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class												1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Pte Ltd [Member] | Singapore [member] | Preference shares [member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class												1.00
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio tinto vostok limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Vostok Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Saskatchewan Management Inc | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Saskatchewan Management Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
Rio tinto western holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Western Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rio tinto western holdings limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Western Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Saskatchewan Potash Holdings General Partner Inc | Canada [member] | Common shares [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Saskatchewan Potash Holdings General Partner Inc
Country of incorporation, Subsidiary	Canada
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	McCarthy Tetrault LLP, Suite 5300, TD Bank Tower 66 Wellington Street West, Toronto ON M5K 1E6, Canada
Rio Tinto Saskatchewan Potash Holdings Limited Partnership | Canada [member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Saskatchewan Potash Holdings Limited Partnership
Country of incorporation, Subsidiary	Canada
Effective Group % ownership	100.00%
Registered office address	McCarthy Tetrault LLP, Suite 5300, TD Bank Tower 66 Wellington Street West, Toronto ON M5K Canada 1E6, Canada
Riversdale connections (proprietary) ltd [member] | SOUTH AFRICA | Ordinary shares [Member] | South Africa, Rand
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Riversdale Connections (Proprietary) Ltd
Country of incorporation, Subsidiary	South Africa
Share class | R / shares																		R 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Ground Floor – Cypress Place North, Woodmead Business Park140/142 Western Service Road, Woodmead, 2191, South Africa
Rio Tinto Secretariat Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Secretariat Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Robe river limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Robe River Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rio Tinto Services Inc | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Services Inc
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rocklea station pty ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rocklea Station Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 18 Central Park, 152-158 St. Georges Terrace, Perth WA 6000, Australia
Rio Tinto Services Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Services Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Services Limited | Australia [member] | Class Z Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Services Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Services Limited | United Kingdom [member] | Class A Preference Shares | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 7 Limited; United Kingdom
Country of incorporation, Subsidiary	United Kingdom
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rta aal australia limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA AAL Australia Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta boyne limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Boyne Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Pacific Aluminium, Level 3, 500 Queen Street, Brisbane QLD 4000, Australia
Rio Tinto Shared Services Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Shared Services Pty Limited Australia
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rta holdco 1 limited [member] | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 1 Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 0.0001
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Shipping Asia Pte Ltd | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Shipping (Asia) Pte. Ltd
Country of incorporation, Subsidiary	Singapore
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Shipping Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Shipping Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Simfer U K Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Simfer UK Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Singapore Holdings Pte Ltd | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Singapore Holdings Pte Ltd
Country of incorporation, Subsidiary	Singapore
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto Singapore Holdings Pte Ltd | Singapore [member] | Ordinary shares [Member] | Singapore, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Singapore Holdings Pte Ltd
Country of incorporation, Subsidiary	Singapore
Share class												$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rio Tinto South East Asia Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto South East Asia Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto South East Asia Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto South East Asia Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Staff Fund Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Staff Fund Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rio Tinto Sulawesi Holdings Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Sulawesi Holdings Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Technological Resources Inc | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Technological Resources Inc
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rio Tinto Technological Resources Uk Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Technological Resources UK Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rio Tinto Trading Shanghai Co Ltd | China [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Trading (Shanghai) Co., Ltd
Country of incorporation, Subsidiary	China
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	41/F Wheelock Square, No. 1717 West Nanjing Road, Jing’ an District, Shanghai, 200040, China
Rio Tinto Uranium Limited | United Kingdom [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Rio Tinto Uranium Limited
Country of incorporation, Subsidiary	United Kingdom
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rta Holdco Seven Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 7 Limited;
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rtalcan One Llc | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTAlcan 1 LLC;
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rtalcan One Llc | United States [member] | Class A Preference Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTAlcan 1 LLC;
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Registered office address	6 St James's Square, London, SW1Y 4AD, United Kingdom
Rta Holdco Eight Limited | United Kingdom [member] | Class A Preference Shares | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 8 Limited;
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rta Holdco Australia One Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco Australia 1 Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta Holdco Australia Third Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco Australia 3 Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta Holdco Australia Five Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco Australia 5 Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta holdco 4 limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 4 Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rta holdco 4 limited [member] | United Kingdom [member] | Ordinary shares one [member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 4 Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		0.73
% of share class held by Group companies	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rta Holdco Australia Six Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco Australia 6 Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
R T A Holdco France2017 S A S | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco France 2017 S.A.S.;
Country of incorporation, Subsidiary	France
Share class | € / shares						10.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Rta Pacific Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Pacific Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta Sales Pty Ltd | Australia [member] | Class A Preference Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Sales Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta Sales Pty Ltd | Australia [member] | Class B Paid Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Sales Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
R T A Holdco8 Limited One | United Kingdom [member] | Class A Preference Shares | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Holdco 8 Limited;
Country of incorporation, Subsidiary	United Kingdom
% of share class held by Group companies	100.00%
Registered office address	12 Marina Boulevard, #20-01 Marina Bay Financial Centre Tower 3, Singapore, 018982, Singapore
Rta Smelter Development Pty Limited | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Smelter Development Pty Limited;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta Weipa Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Weipa Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rta Yarwun Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTA Yarwun Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Rtalcan Two Llc | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTAlcan 2 LLC;
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Rtalcan Three Llc | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTAlcan 3 LLC;
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 2711 Centerville Road, Suite 400, Wilmington DE 19808
Rtlds Aus Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTLDS Aus Pty. Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Rtlds Uk Limited | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTLDS UK Limited;
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Rtmdc Llc | Mongolia [Member] | Ordinary shares [Member] | Mongolia, Tugriks
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTMDC LLC;
Country of incorporation, Subsidiary	Mongolia
Share class | ₮ / shares																							₮ 1,240.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	7 floor, Seoul Business Centre, Zaluuchuud avenue – 26, 1st khoroo, Bayanzurkh district, Ulaanbaatar, 13381, Mongolia
Rtpds Aus Pty Ltd | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	RTPDS Aus Pty Ltd;
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Savoie Services Y K | Japan [member] | Ordinary shares [Member] | Japan, Yen
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Savoie Services Y.K.;
Country of incorporation, Subsidiary	Japan
Share class | ¥ / shares																									¥ 50,000
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Harumi, 3 Nagahama-cho, Ozu-city, Ehime-ken, 799-3412, Japan
Scheuch Unterstuetzungskasse Gmbh | Germany [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Scheuch Unterstuetzungskasse GmbH;
Country of incorporation, Subsidiary	Germany
Share class | € / shares						51.13
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Alusingenplatz 1, D-78221, Singen, Germany
Skeleton Coast Diamonds Limited | Namibia [member] | Ordinary shares [Member] | Namibia, Dollars
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Skeleton Coast Diamonds Limited;
Country of incorporation, Subsidiary	Namibia
Share class																											$ 2.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	360 Sam Nujoma Drive, Klein Windhoek, Windhoek, Namibia
Skymont Corporation | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Skymont Corporation;
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Societe De Financement Des Risques Industriels | LUXEMBOURG | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Société De Financement Des Risques Industriels;
Country of incorporation, Subsidiary	Luxembourg
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	534, rue de Neudorf, B.P. 593, Luxembourg, L-2015, Luxembourg
Societe D Entreprises Carrieres Et Mines De L Esterel | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Société D’entreprises, Carriéres Et Mines De L’Esterel;
Country of incorporation, Subsidiary	France
Share class | € / shares						9.33
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Societe Generale De Recherches Et D Exploitations Minires | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Société Générale de Recherches et d’exploitations Minières;
Country of incorporation, Subsidiary	France
Share class | € / shares						0.22
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Societe Immobiliere Alpes Provence | France [member] | Ordinary shares [Member] | Euro Member Countries, Euro
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Société Immobilière Alpes Provence;
Country of incorporation, Subsidiary	France
Share class | € / shares						€ 15.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	17 Place des Reflets, La Defense 2, 92400, Courbevoie, France
Sohio Western Mining Company | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Sohio Western Mining Company;
Country of incorporation, Subsidiary	United States
Share class	$ 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Southern copper pty Limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Southern Copper Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Southern copper pty Limited [member] | Australia [member] | A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Southern Copper Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Southern copper pty Limited [member] | Australia [member] | B shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Southern Copper Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Southern copper pty Limited [member] | Australia [member] | Non cumulative redeemable preference shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Southern Copper Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Swift current land and cattle llc [member] | United States [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Swift Current Land & Cattle LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	100.00%
Registered office address	CSC, 2338 W. Royal Palm Road, Suite J, Phoenix AZ 85021
Swiss aluminium australia limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Swiss Aluminium Australia Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Swiss aluminium australia limited [member] | Australia [member] | Stock unit shares A [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Swiss Aluminium Australia Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Swiss aluminium australia limited [member] | Australia [member] | Stock unit shares B [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Swiss Aluminium Australia Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
Tbac limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	TBAC Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Technological resources pty limited [member] | Australia [member] | A Ordinary Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Technological Resources Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Technological resources pty limited [member] | Australia [member] | B ordinary shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Technological Resources Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
The barrier corporation vic pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Barrier Corporation (Vic.) Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
The kelian community and forest protection trust [member] | Singapore [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Kelian Community and Forest Protection Trust
Country of incorporation, Subsidiary	Singapore
Effective Group % ownership	100.00%
Registered office address	10 Collyer Quay, #10-01 Ocean Financial Centre, 049315, Singapore
The pyrites company inc [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Pyrites Company, Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
The roberval and saguenay railway company la compagnie du chemin de fer roberval saguenay [member] | Canada [member] | Ordinary shares [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Roberval and Saguenay Railway Company/La Compagnie du Chemin de Fer Roberval Saguenay
Country of incorporation, Subsidiary	Canada
Share class				100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
The roberval and saguenay railway company la compagnie du chemin de fer roberval saguenay [member] | Canada [member] | Preference shares 6% non cumulative [Member] | Canada, Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Roberval and Saguenay Railway Company/La Compagnie du Chemin de Fer Roberval Saguenay
Country of incorporation, Subsidiary	Canada
Share class				$ 100.00
% of share class held by Group companies	100.00%
Registered office address	400-1190 Avenue des Canadiens-de-Montréal, Montréal Québec H3B 0E3, Canada
The zinc corporation pty ltd [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Zinc Corporation Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
The zinc corporation pty ltd [member] | Australia [member] | Z Class Ordinary Shares | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	The Zinc Corporation Pty Ltd
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Thos w ward limited [member] | United Kingdom [member] | Ordinary shares [Member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Thos. W. Ward Limited
Country of incorporation, Subsidiary	United Kingdom
Share class | £ / shares		0.25
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	6 St James’s Square, London, SW1Y 4AD, United Kingdom
Three crowns insurance company limited [member] | BERMUDA | Common shares [member] | United Kingdom, Pounds
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Three Crowns Insurance Company Limited
Country of incorporation, Subsidiary	Bermuda
Share class | £ / shares		£ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Canon’s Court, 22 Victoria Street, Hamilton, HM 12, Bermuda
Tinto holdings australia pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Tinto Holdings Australia Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Tinto holdings australia pty limited [member] | Australia [member] | A shares [member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Tinto Holdings Australia Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Union Gnrale Industrielle Africaine | MOROCCO | Ordinary shares [Member] | Morocco, Dirhams
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Union Generale Industrielle Africaine
Country of incorporation, Subsidiary	Morocco
Share class | د.م. / shares																												د.م. 100.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	52 bld Zerktouni – 1er étage – Appartement N° 3–, Espace Erreda—Casablanca–Maroc, Maroc, Morocco
Trans territory pipeline pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Trans Territory Pipeline Pty Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
U.S. Borax Inc. [member] | Common shares [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	U.S. Borax Inc.
Country of incorporation, Subsidiary	United States of America
U.S. Borax Inc. [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	U.S. Borax Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 0.10
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Victoria technology inc [member] | United States [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Victoria Technology Inc.
Country of incorporation, Subsidiary	United States
Share class	$ 1.00
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Waste solutions and recycling llc [member] | United States [member] | Units Shares | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Waste Solutions and Recycling LLC
Country of incorporation, Subsidiary	United States
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
West kutai foundation limited [member] | Singapore [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	West Kutai Foundation Limited
Country of incorporation, Subsidiary	Singapore
Effective Group % ownership	100.00%
Registered office address	10 Collyer Quay, #10-01 Ocean Financial Centre, 049315, Singapore
Wimmera industrial minerals pty limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Wimmera Industrial Minerals Pty. Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	Level 33, 120 Collins Street, Melbourne VIC 3000, Australia
Two Zero One Logistics Center L L C | United States [member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	201 Logistics Center, LLC
Country of incorporation, Subsidiary	United States
Effective Group % ownership	50.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA
Winchester south development company proprietary limited [member] | Australia [member] | Ordinary shares [Member] | Australian Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Winchester South Development Company Proprietary Limited
Country of incorporation, Subsidiary	Australia
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	123 Albert Street, Brisbane QLD 4000, Australia
A G M Holding Company Pte Ltd | Singapore [member] | Ordinary shares [Member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	AGM Holding Company Pte Ltd
Country of incorporation, Subsidiary	Singapore
% of share class held by Group companies	100.00%
Effective Group % ownership	50.80%
Registered office address	77 Robinson Road, #13-00, Robinson 77, 068896, Singapore
Wyoming coal resources company [member] | United States [member] | Common shares [member] | US Dollars [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company of operation, Subsidiary	Wyoming Coal Resources Company
Country of incorporation, Subsidiary	United States
Share class	$ 0.01
% of share class held by Group companies	100.00%
Effective Group % ownership	100.00%
Registered office address	CSC, 251 Little Falls Drive, Wilmington DE 19808, USA